DESCRIPTION OF THE PLAN	12 Months Ended
Apr. 30, 2025
EBP 002
EBP, Description of Plan [Line Items]
Description of the Plan	DESCRIPTION OF THE PLAN

The following description of the Daktronics, Inc. 401(k) Plan (the “Plan”) is provided for informational purposes only. Participants should consult the Plan document for a complete description of the Plan’s terms and provisions.

General: The Plan is a defined contribution plan covering substantially all U.S.-based employees of Daktronics, Inc. (the “Plan Sponsor”) and its subsidiaries (collectively, the “Company”) who have attained age 21 and satisfied applicable service requirements. Eligibility for both employee and employer contributions begins after 30 days of service. The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974, as amended (“ERISA”).

The Plan includes an employee stock ownership component under the Internal Revenue Code of 1986 (the “Code”), applicable to investments in the Daktronics, Inc. common stock fund. This component provides participants with rights including voting shares, electing dividend pass-throughs, and receiving distributions in the form of Daktronics, Inc. common stock.

Effective May 21, 2021, Principal Trust Company serves as the Plan trustee.

Administration: The Company has designated an Administrative Committee to oversee daily operations of the Plan and an Investment Committee to manage and monitor Plan investments.

Participant contributions: Participants may elect to defer a portion of their eligible compensation into the Plan, subject to Code limitations. These deferrals are made through payroll deductions and invested per participant direction. Participants age 50 or older may make catch-up contributions, also subject to Code limits.

The Plan also accepts rollover contributions from other qualified retirement plans, which are invested according to participant instructions.

Employer contributions: For fiscal year 2025, the Company matched 50 percent of the first 6 percent of eligible compensation contributed by participants. Matching contributions are invested per participant direction and are recorded when earned.

Participant accounts: Each participant’s account reflects employee contributions, employer matching contributions, investment earnings and losses, withdrawals, and allocated administrative expenses. Expense allocations are based on account balances. Participants are entitled to their vested account balances.

Vesting: Participants are immediately vested in their own contributions, including rollovers, and related earnings. Employer matching contributions vest at 20 percent per year, reaching full vesting after five years of credited service. Employees joining the Company through acquisition may receive service credit for prior employment when determining eligibility and vesting.

Payment of benefits: Distributions of vested account balances are made upon retirement, disability, death, or termination of employment. Distributions are reduced by any outstanding loan balances. Hardship withdrawals are permitted under Internal Revenue Service (“IRS”) guidelines and require exhaustion of all other distribution and loan options. Benefits are recorded when paid. There were no participants who elected to withdraw from the Plan and were not paid as of April 30, 2025 or 2024.

Investment fund information: Participants may direct their contributions into a variety of investment options, including mutual funds, common collective trusts, and Daktronics, Inc. common stock. Investment elections may be changed daily.

Notes receivable from participants: Participants may borrow up to the lesser of $50,000 or 50 percent of their vested account balance. Loans are secured by the participant’s account and bear interest at the prime rate as determined by the Trustee. Loan terms range from one to five years, or longer for primary residence purchases. Repayment is made via payroll deductions. Loans are recorded at unpaid principal plus accrued interest. If a loan is deemed a distribution due to nonpayment, the balance is reduced and a benefit payment is recorded. As of April 30, 2025, loans mature through February 24, 2034, with interest rates ranging from 3.3 to 8.5 percent.

Excess contributions refundable: Amounts refundable to participants for excess contributions totaled $102,281 and $150,396 as of April 30, 2025 and 2024, respectively.

Forfeited accounts: Forfeitures of non-vested balances totaled $72,248 and $48,227 for the years ended April 30, 2025 and 2024, respectively, and were used to offset employer contributions. Unallocated forfeiture balances were $7,729 and $9,068 as of April 30, 2025 and 2024, respectively.

Administrative expenses: Administrative expenses, including investment management, legal, and audit fees, are paid by the Plan and netted against investment returns.